Goodwill and Other Intangible Assets - Net (Tables)	12 Months Ended
Dec. 31, 2015
Summary of Goodwill

The Company’s goodwill was as follows:

	U.S. Operating Segment	International Operating Segment	Total
Balance at December 31, 2013 (1)	$1,150,471	$137,619	$1,288,090
Acquisition of U.S. theatres	6,085	—	6,085
Other acquisitions	—	1,108	1,108
Foreign currency translation adjustments	—	(17,900)	(17,900)

Balance at December 31, 2014 (1)	$1,156,556	$120,827	$1,277,383
Acquisition of Brazil theatre	—	356	356
Foreign currency translation adjustments	—	(30,191)	(30,191)

Balance at December 31, 2015 (1)	$1,156,556	$90,992	$1,247,548

(1)	Balances are presented net of accumulated impairment losses of $214,031 for the U.S. operating segment and $27,622 for the international operating segment.

Intangible Assets

As of December 31, intangible assets-net, consisted of the following:

	December 31,				December 31,
	2013	Acquisitions	Amortization	Other (1)	2014
Intangible assets with finite lives:
Gross carrying amount	$101,617	$300	$—	$(1,995)	$99,922
Accumulated amortization	(46,297)	—	(5,947)	12	(52,232)

Total net intangible assets with finite lives	$55,320	$300	$(5,947)	$(1,983)	$47,690

Intangible assets with indefinite lives:
Tradename	300,824	—	—	(490)	300,334

Total intangible assets — net	$356,144	$300	$(5,947)	$(2,473)	$348,024

	December 31,			December 31,
	2014	Amortization	Other (2)	2015
Intangible assets with finite lives:
Gross carrying amount	$99,922	$—	$46	$99,968
Accumulated amortization	(52,232)	(5,716)	(1,758)	(59,706)

Total net intangible assets with finite lives	$47,690	$(5,716)	$(1,712)	$40,262

Intangible assets with indefinite lives:
Tradename	300,334	—	(952)	299,382

Total intangible assets — net	$348,024	$(5,716)	$(2,664)	$339,644

(1)	Activity for 2014 primarily consists of $479 for impairment of a tradename intangible asset related to one U.S. theatre and foreign currency translation adjustments.
(2)	Activity for 2015 primarily consists of the write-off of intangible assets for closed theatres, the write-off of a vendor contract intangible asset, $992 for impairment of a favorable lease and foreign currency translation adjustments.

Estimated Aggregate Future Amortization Expense for Intangible Assets

Estimated aggregate future amortization expense for intangible assets is as follows:

For the year ended December 31, 2016	$5,389
For the year ended December 31, 2017	4,857
For the year ended December 31, 2018	4,857
For the year ended December 31, 2019	3,977
For the year ended December 31, 2020	4,252
Thereafter	16,930

Total	$40,262